ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Indonesia Energy Corporation Limited (the “Company,” “IEC,” “we,” “us,” our” and similar terminology), through its subsidiaries in Hong Kong and Indonesia, is an oil and gas exploration and production company focused on the Indonesian market. The Company currently holds two oil and gas assets through its subsidiaries in Indonesia: one producing block (the “Kruh Block”) and one exploration block (the “Citarum Block”). The Company also identified a potential third exploration block known as the “Rangkas Area”. In June 2024, new 3D seismic exploratory operations at the Company’s 63,000 acre Kruh Block commenced. Importantly, the Company anticipates that the results of this seismic work will allow it to drill one new production well at Kruh Block in 2025, with the remaining 13 wells to be drilled between 2025 and 2028, subject to the availability of funding necessary to conduct such activity.